Operating Leases	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Lessee, Operating Leases
9. Leases
Operating leases

The Company charters in vessels from other vessel owners on time charter-in contracts, whereby the vessel owner provides use and technical operation of the vessel for the Company, and also on bareboat-in contracts whereby the registered owner provides the vessel to the Company for the agreed-upon period and the Company is entirely responsible for the operation of the vessel, including for technical services and the crew required for operation. Time charter-in contracts and bareboat-in contracts are typically for a fixed period of time, although in certain cases, the Company may have the option to extend the charter. The Company typically pays the owner a daily hire rate that is fixed over the duration of the charter. Under time charter-in contracts, the Company is generally not required to pay the daily hire rate during periods the vessel is not able to operate, whereas this does not generally apply to bareboat-in contracts.
With respect to time charter-in contracts and bareboat-in contracts with an original term of more than one year, for the year ended December 31, 2024, Teekay Tankers incurred $74.8 million (2023 - $70.8 million) of charter hire expenses related to eleven (2023 - ten) time charter-in and bareboat-in contracts, of which $45.1 million (2023 - $41.1 million) was allocable to the lease component and $29.7 million (2023 - $29.7 million) was allocable to the non-lease component. The $45.1 million (2023 - $41.1 million) allocable to the lease component approximates the cash paid for the amounts included in lease liabilities and is reflected as a reduction in operating cash flows for the year ended December 31, 2024. Four of Teekay Tankers' time charter-in contracts include an option to extend the charter for an additional one-year term, and one charter-in contract includes options to extend the charter for up to three additional one-year terms. Since it is not reasonably certain that Teekay Tankers will exercise the options, the lease components of the options are not recognized as part of the right-of-use assets and lease liabilities. As at December 31, 2024, the weighted-average remaining lease term and weighted-average discount rate for these time charter-in and bareboat-in contracts were 2.9 years and 6.36%, respectively (2023 - 3.0 years and 6.40%, respectively).

The Company has elected to recognize the lease payments of short-term leases in the statement of income on a straight-line basis over the lease term and variable lease payments in the period in which the obligation for those payments is incurred, which is consistent with the recognition of payment for the non-lease component. Short-term leases are leases with an original term of one year or less, excluding those leases with an option to extend the lease for greater than one year or an option to purchase the underlying asset that the lessee is deemed reasonably certain to exercise. For the year ended December 31, 2024, the Company incurred no charter hire expenses related to time charter-in and bareboat-in contracts classified as short-term leases.
During the year ended December 31, 2024, Teekay Tankers chartered in one bunker tanker for a period of 54 months, which resulted in the Company recognizing a right-of-use asset and a lease liability of $8.8 million on the lease commencement date for the vessel. During the year ended December 31, 2024, the Company also exercised its options to extend one existing Aframax / LR2 vessel in-charter contract and one existing lightering support vessel in-charter contract, each for a period of 12 months, which resulted in the Company recognizing right-of-use assets and lease liabilities of $8.6 million and $0.5 million on the option declaration dates for the Aframax / LR2 vessel and lightering support vessel, respectively.

During the year ended December 31, 2023, Teekay Tankers chartered in three Aframax / LR2 vessels for periods of 24 months, 36 months, and 84 months, respectively, which resulted in the Company recognizing right-of-use assets and lease liabilities of $56.2 million on the lease commencement dates for these vessels. During the year ended December 31, 2023, Teekay Tankers also exercised its options to extend three existing Aframax / LR2 vessel in-charter contracts for periods of 12 months and one existing lightering support vessel in-charter contract for a period of 18 months, which resulted in Teekay Tankers recognizing right-of-use assets and lease liabilities of $12.6 million and $0.9 million on the option declaration dates for the Aframax / LR2 vessels and lightering support vessel, respectively.

A maturity analysis of the Company’s operating lease liabilities, excluding such amounts related to discontinued operations (see Note 22), from time charter-in and bareboat-in contracts (excluding short-term leases) as at December 31, 2024 is as follows:

	Lease Commitment	Non-Lease Commitment	Total Commitment
	$	$	$
Payments
2025	27,461	15,912	43,373
2026	13,678	7,400	21,078
2027	8,477	4,933	13,410
2028	5,284	3,250	8,534
2029	3,944	3,444	7,388
Total payments	58,844	34,939	93,783
Less: imputed interest	(5,253)
Carrying value of operating lease liabilities	53,591
Less: current portion	(24,875)
Carrying value of long-term operating lease liabilities	28,716

As at December 31, 2024, the total minimum commitments to be incurred by the Company under time charter-in contracts and bareboat-in contracts were approximately $43.4 million (2025), $21.1 million (2026), $13.4 million (2027), $8.5 million (2028), and $7.4 million (2029). As at December 31, 2023, the total minimum commitments to be incurred by the Company under time charter-in contracts were approximately $66.3 million (2024), $32.9 million (2025), $18.8 million (2026), $11.2 million (2027), $6.3 million (2028), and $6.6 million (thereafter).

Lessee, Finance Leases [Text Block]

	December 31, 2024 $	December 31, 2023 $

Obligations related to finance leases	—	140,811
Less: unamortized discount and debt issuance costs	—	(1,212)
Total obligations related to finance leases	—	139,599
Less: current portion	—	(20,517)
Long-term obligations related to finance leases	—	119,082

As at December 31, 2024, the Company had no remaining sale-leaseback financing transactions. The eight vessels that Teekay Tankers had under sale-leaseback financing transactions as at December 31, 2023 were repurchased by and delivered to Teekay Tankers in March 2024 for a total cost of $137.0 million, pursuant to repurchase options under related sale-leaseback arrangements.